Changes in Stockholders' Equity	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
Changes in Stockholders' Equity
Changes in Stockholders’ Equity:
Changes in our Common Stock, Additional Paid-In Capital and Accumulated Other Comprehensive Income accounts during the six-month period ended June 30, 2013 were as follows (share amounts and $ amounts in thousands):

	Common Stock		Additional Paid-In Capital	Accumulated Other Comprehensive Loss
	Shares	Amount
Balance, December 31, 2012	—	$—	$677,650	$(10)
Unrealized loss on available for sale securities, net of tax	—	—	—	(21)
Compensatory arrangements	—	—	4,533	—
Other	—	—	(185)	—
Balance, June 30, 2013	—	$—	$681,998	$(31)